Condensed Combined Statements of Operations - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Restructuring Cost and Reserve [Line Items]
Revenue	$ 18,087	$ 17,754	$ 53,207	$ 71,313	$ 84,376	$ 28,957
Costs and expenses:
Cost of revenues	17,716	23,342	65,618	91,359	115,308	41,687
Selling, general and administrative	10,853	14,727	11,911	21,889	24,813	52,756
Loss on abandonment of assets	107		598
Gain on abandonment of assets					(414)
Total costs and expenses	28,676	38,069	78,127	113,248	139,707	94,443
Operating loss	(10,589)	(20,315)	(24,920)	(41,935)	(55,331)	(65,486)
Interest expense, net	2,058	4,541	7,897	13,444	17,399	9,809
Net loss before income tax expense	(12,647)	(24,856)	(32,817)	(55,379)	(72,730)	(75,295)
Income tax expense
Net loss	$ (12,647)	$ (24,856)	$ (32,817)	$ (55,379)	$ (72,730)	$ (75,295)